Restriction on Cash and Due From Banks	12 Months Ended
Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Restriction on Cash and Due From Banks
Note 2:   Restriction on Cash and Due From Banks

The Company is required to maintain reserve funds in cash and/or on deposit with the Federal Reserve Bank. The reserve required at December 31, 2014 and 2013, was $4.0 million and $3.3 million, respectively.